Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000097619 | FR_BNYCHG7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097619 | FR_71567RAV8
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097619 | FR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097619 | FR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097619 | FR_80413TBL2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097619 | FR_168863DZ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097619 | FR_BAX1P5Y03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097619 | FR_P6S337RP2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097619 | FR_BN77SX3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097619 | FR_BNZJFF2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097619 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000097619 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000097619 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097619 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000097619 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097619 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097619 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000097619 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097619 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097619 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097619 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097619 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097619 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000097619 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000097619 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097625 | FR_BNYCHG7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097625 | FR_71567RAV8
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097625 | FR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097625 | FR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097625 | FR_80413TBL2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097625 | FR_168863DZ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097625 | FR_BAX1P5Y03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097625 | FR_P6S337RP2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097625 | FR_BN77SX3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097625 | FR_BNZJFF2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097625 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000097625 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000097625 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097625 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000097625 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097625 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097625 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000097625 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097625 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097625 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097625 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097625 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097625 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000097625 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000097625 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122765 | FR_BNYCHG7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122765 | FR_71567RAV8
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122765 | FR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122765 | FR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122765 | FR_80413TBL2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122765 | FR_168863DZ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122765 | FR_BAX1P5Y03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122765 | FR_P6S337RP2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122765 | FR_BN77SX3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122765 | FR_BNZJFF2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122765 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000122765 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000122765 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000122765 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000122765 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000122765 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000122765 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000122765 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122765 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122765 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122765 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122765 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122765 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000122765 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000122765 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122766 | FR_BNYCHG7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122766 | FR_71567RAV8
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122766 | FR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122766 | FR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122766 | FR_80413TBL2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122766 | FR_168863DZ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122766 | FR_BAX1P5Y03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122766 | FR_P6S337RP2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122766 | FR_BN77SX3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122766 | FR_BNZJFF2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122766 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000122766 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000122766 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000122766 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000122766 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000122766 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000122766 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000122766 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122766 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122766 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122766 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122766 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122766 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000122766 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000122766 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109803 | FR_BNYCHG7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000109803 | FR_71567RAV8
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000109803 | FR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109803 | FR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109803 | FR_80413TBL2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109803 | FR_168863DZ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109803 | FR_BAX1P5Y03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109803 | FR_P6S337RP2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109803 | FR_BN77SX3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109803 | FR_BNZJFF2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109803 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000109803 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000109803 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000109803 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000109803 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000109803 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000109803 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000109803 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000109803 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000109803 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000109803 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000109803 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109803 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000109803 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109803 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231675 | FR_103002101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231675 | FR_04963C209
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231675 | FR_75960P104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231675 | FR_69888T207
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231675 | FR_358054104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231675 | FR_92538J106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231675 | FR_10948W103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231675 | FR_784730103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231675 | FR_556269108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231675 | FR_76155X100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231675 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231675 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000231675 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000231675 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000231675 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000231675 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231675 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231675 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231675 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231675 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000231675 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000231678 | FR_103002101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231678 | FR_04963C209
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231678 | FR_75960P104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231678 | FR_69888T207
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231678 | FR_358054104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231678 | FR_92538J106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231678 | FR_10948W103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231678 | FR_784730103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231678 | FR_556269108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231678 | FR_76155X100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231678 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000231678 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000231678 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000231678 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000231678 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231678 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231678 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231678 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231678 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231678 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000231678 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000231687 | FR_803053990
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231687 | FR_471108993
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231687 | FR_911271971
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231687 | FR_641069992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231687 | FR_490210994
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231687 | FR_BTMR1D1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231687 | FR_BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231687 | FR_104900998
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231687 | FR_606777993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231687 | FR_009126103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231687 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000231687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231687 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000231687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000231687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231687 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231687 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000231687 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231687 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231687 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000231687 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231687 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000231687 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000231687 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231687 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000231687 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231687 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231687 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231685 | FR_803053990
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231685 | FR_471108993
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231685 | FR_911271971
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231685 | FR_641069992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231685 | FR_490210994
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231685 | FR_BTMR1D1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231685 | FR_BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231685 | FR_104900998
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231685 | FR_606777993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231685 | FR_009126103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231685 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000231685 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231685 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231685 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000231685 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000231685 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231685 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231685 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231685 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231685 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000231685 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231685 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231685 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000231685 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231685 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000231685 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000231685 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231685 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000231685 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231685 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231685 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231686 | FR_803053990
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231686 | FR_471108993
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231686 | FR_911271971
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231686 | FR_641069992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231686 | FR_490210994
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231686 | FR_BTMR1D1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231686 | FR_BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231686 | FR_104900998
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231686 | FR_606777993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231686 | FR_009126103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231686 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000231686 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231686 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231686 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000231686 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000231686 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231686 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231686 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231686 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231686 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000231686 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231686 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231686 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000231686 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231686 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000231686 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000231686 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231686 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000231686 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231686 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231686 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231688 | FR_803053990
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231688 | FR_471108993
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231688 | FR_911271971
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231688 | FR_641069992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231688 | FR_490210994
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231688 | FR_BTMR1D1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231688 | FR_BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231688 | FR_104900998
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231688 | FR_606777993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231688 | FR_009126103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231688 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000231688 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231688 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231688 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000231688 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000231688 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231688 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231688 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231688 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231688 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000231688 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231688 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231688 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000231688 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231688 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000231688 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000231688 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231688 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000231688 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231688 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231688 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231683 | FR_803053990
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231683 | FR_471108993
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231683 | FR_911271971
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231683 | FR_641069992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231683 | FR_490210994
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231683 | FR_BTMR1D1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231683 | FR_BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231683 | FR_104900998
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231683 | FR_606777993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231683 | FR_009126103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231683 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000231683 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231683 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231683 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000231683 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000231683 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231683 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231683 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231683 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231683 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000231683 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231683 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231683 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000231683 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231683 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000231683 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000231683 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231683 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000231683 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231683 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231683 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231692 | Texas
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000231692 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000231692 | California
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231692 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000231692 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231692 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231692 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231692 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231692 | Missouri
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231692 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231692 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231692 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000231692 | LongMunicipal Short Term
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000231692 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231690 | Texas
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000231690 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000231690 | California
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231690 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000231690 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231690 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231690 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231690 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231690 | Missouri
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231690 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231690 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231690 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000231690 | LongMunicipal Short Term
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000231690 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.60%

[1]	Percentage rounds to less than 0.1% or (0.1)%.
[2]	Percentage rounds to less than 0.1% or (0.1)%.
[3]	Percentage rounds to less than 0.1% or (0.1)%.
[4]	Percentage rounds to less than 0.1% or (0.1)%.
[5]	Percentage rounds to less than 0.1% or (0.1)%.